Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 13—Income taxes

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Current taxes (benefits):
Federal	$271	$691	$(670)
Foreign	236	317	408
State and local	20	28	110
Total current tax expense (benefit)	527	1,036	(152)
Deferred tax expense (benefit):
Federal	130	(34)	1,278
Foreign	39	(16)	(75)
State and local	83	62	(4)
Total deferred tax expense	252	12	1,199
Provision for income taxes	$779	$1,048	$1,047
(a)	Based on continuing operations for 2010.

The components of income before taxes are as follows:

Components of income before taxes	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Domestic	$1,962	$2,336	$2,363
Foreign	1,340	1,281	1,331
Income before taxes	$3,302	$3,617	$3,694
(a)	Based on continuing operations for 2010.

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2012	2011
Depreciation and amortization	$2,672	$2,599
Lease financings	932	1,040
Pension obligation	45	(49)
Reserves not deducted for tax	(397)	(401)
Credit losses on loans	(230)	(290)
Net operating loss carryover	(105)	(126)
Employee benefits	(570)	(544)
Equity investments	256	238
Securities valuation	545	(15)
Other assets	(128)	(193)
Other liabilities	353	297
Net deferred tax liability	$3,373	$2,556

As of Dec. 31, 2012, we have net operating loss carryforwards for state and local income tax purposes of $915 million which will expire in 2029. We have a German net operating loss carryforward of $198 million with an indefinite life. We have not recorded a valuation allowance because we expect to realize our deferred tax assets including these carryovers.

As of Dec. 31, 2012, we had approximately $4.3 billion of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no incremental U.S. income tax provision has been recorded. If these earnings were to be repatriated, the estimated U.S. tax liability as of Dec. 31, 2012 would be up to $930 million. Management has no intention of repatriating these earnings to the U.S. in the foreseeable future.

The following table presents a reconciliation of the statutory federal income tax rate to our effective income tax rate.

Effective tax rate	Year ended Dec. 31,
	2012	2011	2010
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.1	1.6	2.4
Tax credits	(4.8)	(2.1)	(1.8)
Tax-exempt income	(3.2)	(2.6)	(2.3)
Foreign operations	(5.0)	(3.2)	(5.2)
Other – net	(0.5)	0.3	0.2
Effective rate	23.6%	29.0%	28.3%

Unrecognized tax positions
(in millions)	2012	2011	2010
Beginning balance at Jan. 1, –gross	$250	$290	$335
Prior period tax positions:
Increases	163	24	98
Decreases	(66)	(13)	(60)
Current period tax positions	21	16	41
Settlements	(28)	(64)	(119)
Statute expiration	-	(3)	(5)
Ending balance at Dec. 31, – gross	$340	$250	$290

Our total tax reserves as of Dec. 31, 2012 were $340 million compared with $250 million at Dec. 31, 2011. If these tax reserves were unnecessary, $340 million would affect the effective tax rate in future periods. We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2012 is accrued interest, where applicable, of $35 million. The additional tax expense related to interest for the year ended Dec. 31, 2012 was $11 million compared with $31 million for the year ended Dec. 31, 2011.

As previously disclosed, on Nov. 10, 2009 BNY Mellon filed a petition with the U.S. Tax Court challenging the IRS’ disallowance of certain foreign tax credits claimed for the 2001 and 2002 tax years. Trial was held from April 16 to May 17, 2012.

On Feb. 11, 2013 BNY Mellon received an adverse decision from the U.S. Tax Court. We continue to believe the tax treatment of the transaction was correct and will appeal the Court’s decision. As a result of the ruling and in accordance with the accounting for uncertain tax positions under ASC 740, BNY Mellon expects to record a tax charge of approximately $850 million during the first quarter of 2013. Excluding this charge, it is reasonably possible the total reserve for uncertain tax positions could decrease within the next 12 months by an amount up to $67 million as a result of adjustments related to tax years that are still subject to examination. See Note 23 of the Notes to Consolidated Financial Statements for additional information.

Our federal income tax returns are closed to examination for all periods through 2002. The years 2003 through 2006 remain open to examination. The years 2007 and 2008 are closed for further examination, however one matter is before the Internal Revenue Service (“IRS”) appeals. Our New York State and New York City income tax returns are closed to examination through 2010. Our UK income tax returns are closed to examination through 2008.